Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium Account	Currency Translation Reserve	Available for Sale Fair Value Reserves	Revaluation Reserve	Hedging Reserve	Reverse Acquisition Reserve	Merger Reserve	Retained Earnings	JSOP Reserve	Share Application Reserve	Equity Attributable to Shareholders of EROS International PLC	Non-controlling Interests	Total
Balance at beginning of period at Mar. 31, 2015	$ 30,622	$ 345,385	$ (50,048)	$ 6,622	$ 1,528	$ (1,983)	$ (22,752)	$ 63,238	$ 349,196	$ (24,474)		$ 697,334	$ 58,721	$ 756,055
Profit for the year									3,797			3,797	9,491	13,288
Other comprehensive income/(loss) for the year			(10,561)		328	804						(9,429)	(2,361)	(11,790)
Total comprehensive income/(loss) for the year			(10,561)		328	804			3,797			(5,632)	7,130	1,498
Issue of shares, net of transaction costs of Nil	153	5,302										5,455		5,455
Share based compensation	18	7,191							23,324			30,533	459	30,992
Issue out of treasury shares		(1,013)								7,307		6,294		6,294
Changes in ownership interest in subsidiaries that do not result in a loss of control								6,348				6,348	2,452	8,800
Shares pending for allotment
Balance at end of period at Mar. 31, 2016	30,793	356,865	(60,609)	6,622	1,856	(1,179)	(22,752)	69,586	376,317	(17,167)		740,332	68,762	809,094
Profit for the year									3,805			3,805	7,650	11,455
Other comprehensive income/(loss) for the year			4,799	(384)	(27)	804						5,192	1,819	7,011
Total comprehensive income/(loss) for the year			4,799	(384)	(27)	804			3,805			8,997	9,469	18,466
Issue of shares, net of transaction costs of Nil	808	29,712										30,520		30,520
Share based compensation									22,901			22,901	570	23,471
Shares issued on exercise of employee stock options and awards	276	13,273							(13,549)
Issue out of treasury shares		(164)								1,182		1,018		1,018
Changes in ownership interest in subsidiaries that do not result in a loss of control								689				689	290	979
Shares pending for allotment
Balance at end of period at Mar. 31, 2017	31,877	399,686	(55,810)	6,238	1,829	(375)	(22,752)	70,275	389,474	(15,985)		804,457	79,091	883,548
Profit for the year									(22,575)			(22,575)	12,830	(9,745)
Other comprehensive income/(loss) for the year			(912)		6	375						(531)	(241)	(772)
Total comprehensive income/(loss) for the year			(912)		6	375			(22,575)			(23,106)	12,589	(10,517)
Issue of shares, net of transaction costs of Nil	555	15,874										16,429		16,429
Share based compensation									17,316			17,316	602	17,918
Shares issued on exercise of employee stock options and awards	277	8,894							(8,955)			216		216
Issue out of treasury shares
Changes in ownership interest in subsidiaries that do not result in a loss of control								209				209	40,568	40,777
Loss of control in a subsidiary													4,878	4,878
Shares pending for allotment											$ 18,000	18,000		18,000
Shares issued in lieu of convertible notes	2,625	29,543										32,168		32,168
Balance at end of period at Mar. 31, 2018	$ 35,334	$ 453,997	$ (56,722)	$ 6,238	$ 1,835		$ (22,752)	$ 70,484	$ 375,260	$ (15,985)	$ 18,000	$ 865,689	$ 137,728	$ 1,003,417